Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 3,417
Property, plant and equipment, ending balance	£ 3,604	£ 3,417
Lease modification, period	91 years
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 7,929	8,558
Additions	408	429
Disposals	(511)	(1,031)
Exchange and other movements	271	(27)
Property, plant and equipment, ending balance	8,097	7,929
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,512)	(4,942)
Depreciation charge	(532)	(576)
Impairment	15	60
Disposals	483	1,002
Exchange and other movements	83	64
Property, plant and equipment, ending balance	(4,493)	(4,512)
Property, plant and equipment | Investment property
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2
Property, plant and equipment, ending balance	9	2
Property, plant and equipment | Investment property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2	5
Additions	9	0
Disposals	(2)	(3)
Exchange and other movements	0	0
Property, plant and equipment, ending balance	9	2
Property, plant and equipment | Investment property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation charge	0	0
Impairment	0	0
Disposals	0	0
Exchange and other movements	0	0
Property, plant and equipment, ending balance	0	0
Property, plant and equipment | Property
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,800
Property, plant and equipment, ending balance	1,830	1,800
Property, plant and equipment | Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,578	3,585
Additions	165	112
Disposals	(140)	(24)
Exchange and other movements	25	(95)
Property, plant and equipment, ending balance	3,628	3,578
Property, plant and equipment | Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,778)	(1,642)
Depreciation charge	(143)	(163)
Impairment	1	33
Disposals	131	10
Exchange and other movements	(7)	50
Property, plant and equipment, ending balance	(1,798)	(1,778)
Property, plant and equipment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	784
Property, plant and equipment, ending balance	688	784
Property, plant and equipment | Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,347	3,018
Additions	186	297
Disposals	(273)	(954)
Exchange and other movements	(15)	(14)
Property, plant and equipment, ending balance	2,245	2,347
Property, plant and equipment | Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,563)	(2,244)
Depreciation charge	(250)	(256)
Impairment	0	0
Disposals	258	944
Exchange and other movements	(2)	(7)
Property, plant and equipment, ending balance	(1,557)	(1,563)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	831
Property, plant and equipment, ending balance	1,077	831
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,002	1,950
Additions	48	20
Disposals	(96)	(50)
Exchange and other movements	261	82
Property, plant and equipment, ending balance	2,215	2,002
Right of use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,171)	(1,056)
Depreciation charge	(139)	(157)
Impairment	14	27
Disposals	94	48
Exchange and other movements	92	21
Property, plant and equipment, ending balance	£ (1,138)	£ (1,171)